Dividends (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Cash Dividends [Abstract]
Dividends
Dividends declared in Canadian equivalent dollars during the year were as follows:

	2017		2016
	Dividend	Dividend per share	Dividend	Dividend per share
Common shares	$242,509	$0.6084	$149,158	$0.5452
Series A preferred shares	$5,400	$1.1250	$5,400	$1.1250
Series D preferred shares	$5,000	$1.2500	$5,000	$1.2500